Loans from Third Parties	12 Months Ended
Dec. 31, 2021
Loans From Third Parties [Abstract]
LOANS FROM THIRD PARTIES

NOTE 17 – LOANS FROM THIRD PARTIES

Loans from third parties	December 31, 2021	December 31, 2020

Sanya Guohong Municipal Projects Construction Co., Ltd.	$627,600	$766,500
Changshu Tongjiang Engineering Co., Ltd.	219,660	-
Zhang Miao	156,900	-
Pen Jing	156,900	-
Chen Guo	66,399	-
Chai Guirong	313,800	-
Hainan Boxinda Science Technology Partnership	52,718	-
Total	$1,593,977	$766,500

On May 9, 2021, Beijing REIT obtained a working capital loan of $766,500 from Sanya Guohong Municipal Projects Construction Co., Ltd. The loan was from May 9, 2021 to May 8, 2022 and interest-free. After partial repayment, the loan balance was $627,600 as of December 31, 2021.

On July 29, 2021, Beijing REIT obtained a working capital loan of $219,660 from Changshu Tongjiang Engineering Co., Ltd. The loan is from July 29, 2021 to July 28, 2022 and interest-free.

On February 8, 2021, Beijing REIT obtained a working capital loan of $156,900 from Zhang Miao. The loan is from February 8, 2021 to February 7, 2022 and interest-free.

On August 1, 2021, Hainan Yile IoT obtained a working capital loan of $156,900 from Pen Jing. The loan is from August 1, 2021 to January 31, 2022 and bears an annual interest of 1%.

On October 21, 2021, Hainan Yile IoT obtained a working capital loan of $66,399 from Chen Guo. The loan is from October 21, 2020 to January 20, 2022 and bears an annual interest of 1%.

On August 2, 2021, Hainan Yile IoT obtained a working capital loan of $313,800 from Chai Guirong. The loan is due on demand and bears an annual interest of 1%.

On July 4, 2021, Yile Vehicles obtained a working capital loan of $52,718 from Hainan Boxinda Science Technology Partnership. The loan is from July 4, 2021 to July 3, 2022 and interest-free.